Cash flow statement - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 42,396	£ 57,909	£ 72,005
Less: mandatory reserve deposits	(21)	(1,740)	(1,935)
Bank balances at central banks other than mandatory reserve deposits	42,375	56,169	70,070
Loans and advances to banks	13,278	15,186	11,913
Less amounts with a maturity of three months or more	(5,941)	(4,817)	(6,782)
Loans and advances to banks current	7,337	10,369	5,131
Cash and cash equivalents	£ 49,712	£ 66,538	£ 75,201	£ 55,960